Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8:-	INTANGIBLE ASSETS, NET

a.	Intangible assets:

	December 31,
	2020	2019
Original amounts:

Capitalized software costs	$86,240	$82,878
Customer relationships	78,750	70,032
Backlog and non-compete agreement	2,712	2,712
Acquired technology	18,052	15,867
Other	616	-

	186,370	171,489
Accumulated amortization:

Capitalized software costs	74,841	70,326
Customer relationships	46,621	40,550
Backlog and non-compete agreement	2,712	2,712
Acquired technology	8,720	6,773
Other	72	-

	132,966	120,361

Intangible assets, net	$53,404	$51,128

b.	Amortization expenses amounted to $ 11,389, $ 12,764 and $ 12,604 for the years ended December 31, 2018, 2019 and 2020, respectively.

c.	The estimated future amortization expense of intangible assets as of December 31, 2020 is as follows:

2021	$12,224
2022	9,866
2023	8,287
2024	6,852
2025	5,156
2026 and thereafter	11,019

$53,404